Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule of computation of basic loss per share

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(1,593,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030

Basic net loss per share	$(0.04)	$(0.04)

Schedule of computation of diluted loss per share

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Net loss for the period	$(1,593,173)	$(1,167,070)

Weighted average number of shares outstanding	37,619,208	33,053,030
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted average number of common and common equivalent shares	37,619,208	33,053,030

Diluted net loss per share	$(0.04)	$(0.04)

Schedule of revenue
	2011	2010

Advertising revenue	$374,175	$254,753
Subscription/points revenue	18,781,368	6,413,874
Total revenue	$19,155,543	$6,668,627